COMMITMENTS AND CONTINGENCIES (DETAILS) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014
Commitments And Contingencies [Line Items]
2015	$ 886
2016	798
2017	707
Operating Leases, Future Minimum Payments Due	$ 2,391